Taxes on Earnings (Tables)	12 Months Ended
Aug. 02, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes on earnings from continuing operations consists of the following:

	2015	2014	2013
Income taxes:
Currently payable:
Federal	$246	$252	$268
State	31	30	24
Non-U.S.	55	42	47
	332	324	339
Deferred:
Federal	(47)	56	61
State	1	3	1
Non-U.S.	(3)	(9)	14
	(49)	50	76
	$283	$374	$415

Earnings from continuing operations before income taxes:
United States	$803	$1,064	$1,155
Non-U.S.	146	84	194
	$949	$1,148	$1,349

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation of the effective income tax rate on continuing operations to the U.S. federal statutory income tax rate:

	2015	2014	2013
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes (net of federal tax benefit)	2.2	2.0	1.3
Tax effect of international items	(2.5)	(1.0)	(2.2)
Settlement of tax contingencies	(0.8)	—	(0.1)
Federal manufacturing deduction	(2.9)	(2.2)	(1.9)
Other	(1.2)	(1.2)	(1.3)
Effective income tax rate	29.8%	32.6%	30.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax liabilities and assets are comprised of the following:

	2015	2014
Depreciation	$306	$300
Amortization	541	541
Other	17	16
Deferred tax liabilities	864	857
Benefits and compensation	298	294
Pension benefits	92	63
Tax loss carryforwards	44	49
Capital loss carryforwards	85	112
Other	101	70
Gross deferred tax assets	620	588
Deferred tax asset valuation allowance	(122)	(151)
Net deferred tax assets	498	437
Net deferred tax liability	$366	$420

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the activity related to unrecognized tax benefits follows:

	2015	2014	2013
Balance at beginning of year	$71	$61	$48
Increases related to prior-year tax positions	9	—	28
Decreases related to prior-year tax positions	—	(1)	(7)
Increases related to current-year tax positions	5	11	9
Settlements	(27)	—	(15)
Lapse of statute	—	—	(2)
Balance at end of year	$58	$71	$61